Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATIONAL ACTIVITIES
Net income from continuing operations	R$ 2,135,667	R$ 1,223,987	R$ 3,401,901
Adjustments to reconcile net income for the period with cash generation from operating activities:
Unrealized monetary and exchange variation and debt charges - net	1,951,552	1,298,681	597,769
Interest - bonus from the grant of concession agreements under the quota system	(114,370)	(118,439)	(134,482)
Remuneration of transmission concession contracts	(730,094)	(769,248)	(1,084,986)
Provision for allocation of PIS and Cofins credits		1,821,933
Income tax and social contribution	371,104	368,035	566,272
Deferred income tax and social contribution	(17,047)	(649,134)	806,344
Equity in earnings of investees	(307,809)	(478,577)	(303,137)
Appropriation of post-employment benefits obligations	267,741	266,273	245,360
Creation for research and development and energy efficiency programs	165,459	155,705	171,601
Recognition of fair value of assets from the indemnity for the concession	(62,167)	(79,169)	(108,733)
Sectorial financial assets and liabilities result	(1,070,196)	(1,847,863)	(2,502,324)
Depreciation and amortization	1,382,040	1,233,097	1,017,293
Provision arising from the voluntary dismissal program	610,057
Net operating estimated losses, provisions and reversals	92,235	717,531	366,332
Realization of added value in business combinations	(722)	(721)	(722)
Fair value in energy purchase and sale operations	(5,045)	(32,748)	35,818
Derivatives fair value		2,907	20,401
Loss on disposal of accounts receivable related to concession	270	26,533	13
Loss on disposal of contract assets	16,728	8,829	7,155
Loss on disposal of property, plant and equipment	10,458	7,850	11,031
Loss on disposal of intangible assets	78,728	55,053	30,623
Result of write-offs of use rights of assets and liabilities of leases - net	726	(146)	(177)
Total	4,775,315	3,210,369	1,572,809
Decrease (increase) in assets
Trade accounts receivable	188,437	1,482,232	(321,663)
Dividends and interest on own capital received	174,826	67,732	82,937
CRC transferred to the Government of the State of Paraná			1,646,614
Judicial deposits	33,298	1,521	(87,785)
Sectorial financial assets	36,964	966,466	1,509,802
Other receivables	(11,555)	69,208	(179,301)
Inventories	18,741	7,326	(30,334)
Income tax and social contribution recoverable	(201,003)	(488,495)	(259,807)
Other taxes recoverable	(138,520)	236,843	(72,431)
Prepaid expenses	(2,281)	(6,585)	(16,178)
Related parties	(201)	(1,135)
Total decrease (increase) in assets	98,706	2,335,113	2,271,854
Increase (decrease) in liabilities
Payroll, social charges and accruals	297,343	(191,643)	16,713
Suppliers	19,506	(347,157)	(12,227)
Other taxes	974,083	884,140	834,634
Post-employment benefits	(224,809)	(200,697)	(198,090)
Sectorial charges due	14,978	(151,898)	164,674
Research and development and energy efficiency	(255,295)	(202,073)	(230,328)
Payable related to the concession	(115,736)	(106,370)	(88,430)
Other accounts payable	149,450	106,269	22,278
Provisions for legal claims	(372,838)	(239,741)	(207,720)
Total increase (decrease) in liabilities	486,682	(449,170)	301,504
CASH GENERATED BY OPERATING ACTIVITIES	5,360,703	5,096,312	4,146,167
Income tax and social contribution paid	(294,676)	(124,381)	(745,150)
Loans and financing - interest due and paid	(521,134)	(337,455)	(193,421)
Debentures - interest due and paid	(1,127,607)	(890,123)	(343,524)
Charges for lease liabilities paid	(24,284)	(19,531)	(5,135)
NET CASH GENERATED BY OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	3,393,002	3,724,822	2,858,937
NET CASH GENERATED BY OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS	125,474	177,827	527,895
NET CASH GENERATED FROM OPERATING ACTIVITIES	3,518,476	3,902,649	3,386,832
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	(44,061)	44,190	(39,274)
Additions to contract assets	(1,973,215)	(1,909,603)	(1,468,516)
Acquisitions of subsidiaries - effect on cash	(911,450)	(18,031)	(501,886)
Investment disposal - advance	58,132
Additions in investments	(10,780)	(4,829)	(30,970)
Capital reduction of investees		61,536
Additions to property, plant and equipment	(204,805)	(381,938)	(338,129)
Additions to intangible assets	(13,388)	(8,319)	(4,546)
NET CASH USED BY INVESTMENT ACTIVITIES FROM CONTINUING OPERATIONS	(3,099,567)	(2,216,994)	(2,383,321)
NET CASH USED BY INVESTMENT ACTIVITIES FROM DISCONTINUED OPERATIONS	(35,524)	(558,002)	2,415,229
NET CASH USED FROM INVESTING ACTIVITIES	(3,135,091)	(2,774,996)	31,908
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	45,325	1,891,954	134,313
Transaction costs of loans and financing obtained from third parties	(6,886)	(19,781)	(1,647)
Issue of debentures	2,900,000	1,500,000	3,000,000
Transaction costs in the issuing of debentures	(60,677)	(14,445)	(35,030)
Payments of principal - loans and financing	(260,971)	(1,000,319)	(202,577)
Payments of principal - debentures	(1,193,910)	(2,051,481)	(1,831,809)
Amortization of principal of lease liabilities	(69,293)	(57,212)	(48,785)
Capital increase	2,031,619
Transaction costs in capital increase	(14,941)
Dividends and interest on own capital paid	(750,371)	(2,167,769)	(3,847,563)
NET CASH GENERATED (USED) BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	2,619,895	(1,919,053)	(2,833,098)
NET CASH GENERATED (USED) BY FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS	76,677	(2,988)	(51,329)
NET CASH GENERATED (USED) FROM FINANCING ACTIVITIES	2,696,572	(1,922,041)	(2,884,427)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	3,079,957	(794,388)	534,313
Cash and cash equivalents at the beginning of the period	2,678,457	3,472,845	3,222,768
Cash and cash equivalents at the end of the period	5,634,623	2,552,407	3,167,940
Cash and cash equivalents variations from discontinued operations	123,791	126,050	589,141
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 3,079,957	R$ (794,388)	R$ 534,313